UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22592

 NAME OF REGISTRANT:                     DoubleLine Opportunistic
                                         Credit Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2002 N. Tampa St., Suite
                                         200
                                         Tampa, FL 33602

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Ronald R. Redell, President
                                         and Chief Executive Officer
                                         c/o DoubleLine Capital LP
                                         2002 N. Tampa St., Suite
                                         200
                                         Tampa, FL 33602

 REGISTRANT'S TELEPHONE NUMBER:          (813) 791-7333

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2022 - 06/30/2023


Doubleline Opportunistic Credit Fund
--------------------------------------------------------------------------------------------------------------------------
 SUMMIT MIDSTREAM PARTNERS, LP                                                               Agenda Number:  935804410
--------------------------------------------------------------------------------------------------------------------------
        Security:  866142409
    Meeting Type:  Annual
    Meeting Date:  10-May-2023
          Ticker:  SMLP
            ISIN:  US8661424098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       J. Heath Deneke                                           Mgmt          For                            For
       Robert J. McNally                                         Mgmt          For                            For
       M. Woung-Chapman                                          Mgmt          For                            For

2.     Ratification of Independent Registered                    Mgmt          For                            For
       Public Accounting Firm.

3.     Approval of Advisory Resolution on                        Mgmt          For                            For
       Executive Compensation.




--------------------------------------------------------------------------------------------------------------------------
 UPL CORP LTD                                                                                Agenda Number:  716256676
--------------------------------------------------------------------------------------------------------------------------
        Security:  V96177AC0
    Meeting Type:  BOND
    Meeting Date:  17-Nov-2022
          Ticker:
            ISIN:  XS2125139464
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      THAT THIS MEETING (THE "MEETING") OF THE                  Mgmt          No vote
       HOLDERS OF THE U.S.USD400,000,000,000
       PERPETUAL SUBORDINATED CAPITAL SECURITIES
       (ISIN: XS2125139464; COMMON CODE:
       212513946) (THE "SECURITIES") OF UPL
       CORPORATION LIMITED (THE "ISSUER"),
       PURSUANT TO THE TRUST DEED, BY
       EXTRAORDINARY RESOLUTION HEREBY: (A)
       CONSENT TO THE EXECUTION OF THE
       SUPPLEMENTAL TRUST DEED BY THE ISSUER'S
       SUBSIDIARY, UPL LTD (THE "SUBSIDIARY
       GUARANTOR"), TO PROVIDE A SUBORDINATED
       GUARANTEE ON THE DUE AND PUNCTUAL PAYMENT
       OF THE PRINCIPAL OF AND INTEREST (INCLUDING
       ANY ACCRUED AND UNPAID INTEREST AND ANY
       ARREARS OF INTEREST) ON THE SECURITIES AND
       OF ANY OTHER AMOUNTS PAYABLE BY THE ISSUER
       UNDER THE TRUST DEED; (B) AUTHORISES,
       DIRECTS AND REQUESTS THE ISSUER TO ENTER
       INTO AND DO ALL SUCH OTHER DEEDS,
       INSTRUMENTS, ACTS AND THINGS AS MAY BE
       NECESSARY, DESIRABLE OR EXPEDIENT TO CARRY
       OUT AND GIVE EFFECT TO THIS EXTRAORDINARY
       RESOLUTION AND THE IMPLEMENTATION OF THE
       PROPOSAL; (C) SANCTIONS AND ASSENTS TO
       EVERY ABROGATION, AMENDMENT, MODIFICATION,
       COMPROMISE OR ARRANGEMENT IN RESPECT OF THE
       RIGHTS OF THE HOLDERS AGAINST THE ISSUER OR
       AGAINST ANY OF ITS PROPERTY WHETHER SUCH
       RIGHTS SHALL ARISE UNDER THE TRUST DEED OR
       OTHERWISE INVOLVED IN OR RESULTING FROM THE
       CONVENING OF THE MEETING, THE PROPOSAL,
       THIS EXTRAORDINARY RESOLUTION OR THEIR
       IMPLEMENTATION AND/OR THE AMENDMENTS TO THE
       TRUST DEED OR THEIR IMPLEMENTATION (D)
       ACKNOWLEDGES AND AGREES THAT THE
       IMPLEMENTATION OF THE PROPOSAL WILL BECOME
       EFFECTIVE AND THE EXECUTION OF THE
       SUPPLEMENTAL TRUST DEED WILL BE DONE UPON
       (I) THE PASSING OF THE EXTRAORDINARY
       RESOLUTION BY ELECTRONIC CONSENT OR AT THE
       MEETING; AND (II)(X) THE PASSING OF BOTH
       PROPOSALS FOR THE U.S.USD300,000,000 4.50
       PER CENT. SENIOR NOTES DUE 2028 (ISIN:
       XS1789391148; COMMON CODE: 178939114) (THE
       "2028 NOTES") AND THE U.S.USD500,000,000
       4.625 PER CENT. SENIOR NOTES DUE 2030
       (ISIN: XS2189565992; COMMON CODE:
       218956599) (THE "2030 NOTES") PURSUANT TO A
       SEPARATE CONSENT SOLICITATION EXERCISE (THE
       "SENIOR NOTES CONSENT SOLICITATIONS")
       CONCURRENTLY HELD WITH THIS CONSENT
       SOLICITATION AND (Y) THE IMPLEMENTATION OF
       THE PROPOSED REORGANIZATION CONTEMPLATED
       THEREIN; (E) SUBJECT TO SUB-PARAGRAPH (D),
       AUTHORISES, DIRECTS, REQUESTS, INSTRUCTS
       AND EMPOWERS THE TRUSTEE TO: (I) EXECUTE
       AND DELIVER THE SUPPLEMENTAL TRUST DEED;
       AND (II) CONCUR IN AND EXECUTE AND DO ALL
       SUCH OTHER DEEDS, INSTRUMENTS, ACTS AND
       THINGS AS MAY BE NECESSARY, DESIRABLE OR
       EXPEDIENT, IN THE SOLE DISCRETION OF THE
       TRUSTEE, TO CARRY OUT AND GIVE EFFECT TO
       THIS EXTRAORDINARY RESOLUTION AND THE
       IMPLEMENTATION OF THE PROPOSAL; AND (F)
       DISCHARGES, WAIVES AND EXONERATES THE
       TRUSTEE FROM ALL LOSS OR LIABILITY IN
       CONSENTING TO THE PROPOSAL AND FOR WHICH IT
       MAY HAVE BECOME OR MAY BECOME LIABLE UNDER
       THE TRUST DEED OR THE SECURITIES IN RESPECT
       OF ANY ACT OR OMISSION, INCLUDING, WITHOUT
       LIMITATION, IN CONNECTION WITH THE PROPOSAL
       AND THIS EXTRAORDINARY RESOLUTION OR ITS
       IMPLEMENTATION, OR THE IMPLEMENTATION OF
       THE APPROVALS, CONSENTS, AMENDMENTS,
       MODIFICATIONS, AUTHORISATIONS, DIRECTIONS,
       EMPOWERMENTS, SANCTIONS AND ASSENTS
       REFERRED TO IN THE PROPOSAL AND THIS
       EXTRAORDINARY RESOLUTION, AND AGREES AND
       CONFIRMS THAT THE TRUSTEE IS NOT REQUIRED
       TO REQUEST OR RECEIVE ANY LEGAL OPINIONS OR
       OFFICER'S CERTIFICATES IN RELATION TO THE
       PROPOSAL AND THIS EXTRAORDINARY RESOLUTION;
       (G) WAIVES IRREVOCABLY ANY CLAIM THAT THE
       HOLDERS MAY HAVE AGAINST THE TRUSTEE
       ARISING AS A RESULT OF ANY LOSS OR DAMAGE
       WHICH ANY HOLDER MAY SUFFER OR INCUR AS A
       RESULT OF THE TRUSTEE ACTING UPON THIS
       EXTRAORDINARY RESOLUTION (INCLUDING,
       WITHOUT LIMITATION, CIRCUMSTANCES WHERE IT
       IS SUBSEQUENTLY FOUND THAT THIS
       EXTRAORDINARY RESOLUTION IS NOT VALID OR
       BINDING ON THE HOLDERS OR THAT THERE IS A
       DEFECT IN THE PASSING OF THIS EXTRAORDINARY
       RESOLUTION) AND FURTHER CONFIRMS THAT THE
       HOLDERS WILL NOT SEEK TO HOLD THE TRUSTEE
       LIABLE FOR ANY SUCH LOSS OR DAMAGE AND THAT
       THE TRUSTEE SHALL BE RESPONSIBLE TO ANY
       PERSON FOR ACTING UPON THIS EXTRAORDINARY
       RESOLUTION; AND (H) AGREES AND UNDERTAKES
       TO INDEMNIFY AND HOLD HARMLESS THE TRUSTEE
       FROM AND AGAINST ALL LOSSES, LIABILITIES,
       COSTS, CHARGES AND EXPENSES WHICH MAY BE
       SUFFERED OR INCURRED BY IT AS A RESULT OF
       ANY CLAIMS (WHETHER OR NOT SUCCESSFUL,
       COMPROMISED OR SETTLED), ACTIONS, DEMANDS
       OR PROCEEDINGS BROUGHT AGAINST THE TRUSTEE
       AND AGAINST ALL LOSSES, COSTS, CHARGES OR
       EXPENSES (INCLUDING LEGAL FEES AND TAXES)
       WHICH THE TRUSTEE MAY SUFFER OR INCUR WHICH
       MAY IN ANY CASE ARISE AS A RESULT OF THE
       TRUSTEE ACTING IN ACCORDANCE WITH THIS
       EXTRAORDINARY RESOLUTION

CMMT   PLEASE NOTE THAT THERE IS A MINIMUM TO VOTE               Non-Voting
       : 2,00,000 AND MULTIPLE: 1000



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         DoubleLine Opportunistic Credit Fund
By (Signature)       /s/ Ronald R Redell
Name                 Ronald R Redell
Title                President and Principal Executive Officer
Date                 08/29/2023